Fair Value Measurements (Details) - Schedule of Fair Value of Financial Instruments Measured on a Recurring Basis - Fair Value, Recurring [Member]	Jun. 30, 2024 USD ($)
Schedule of Fair Value of Financial Instruments Measured on a Recurring Basis [Line Items]
Derivative liabilities	$ 2,882,435
Warrant liabilities	265,100
Total recurring fair value measurements	3,147,535
Level 1 [Member]
Schedule of Fair Value of Financial Instruments Measured on a Recurring Basis [Line Items]
Derivative liabilities
Warrant liabilities
Total recurring fair value measurements
Level 2 [Member]
Schedule of Fair Value of Financial Instruments Measured on a Recurring Basis [Line Items]
Derivative liabilities
Warrant liabilities
Total recurring fair value measurements
Level 3 [Member]
Schedule of Fair Value of Financial Instruments Measured on a Recurring Basis [Line Items]
Derivative liabilities	2,882,435
Warrant liabilities	265,100
Total recurring fair value measurements	$ 3,147,535